Other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Other operating expenses
Commission		₨ 894,504	₨ 746,959	₨ 558,109
Communication		71,825	65,774	64,133
Legal and professional fees		308,625	203,449	208,818
Outsourcing fees		40,242	33,888	23,614
Payment gateway and other charges		743,018	535,058	483,039
Advances written-off		11,703	12,047	7,179
Trade and other receivables provision / written-off	$ 1,834	119,388	80,193	106,933
Duties and taxes		95,413	12,963	9,242
Rent		178,650	148,738	142,350
Repairs and maintenance		300,889	227,678	203,160
Travelling and conveyance		138,242	112,216	117,863
Insurance		39,117	12,067	1,673
Remeasurement of contingent consideration	4,521	294,344
Corporate social responsibility (CSR) expense		10,245
Miscellaneous expenses		37,825	26,857	41,049
Total	$ 50,438	₨ 3,284,030	₨ 2,217,887	₨ 1,967,162